FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

August 25, 2023

Filed Via EDGAR (CIK #0000809707)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE: FRANKLIN INVESTORS SECURITIES TRUST (Registrant)

Franklin Long Duration Credit Fund

  File Nos. 033-11444 and 811-04986

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 21, 2023.

Sincerely yours,

FRANKLIN INVESTORS SECURITIES TRUST

/s/NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary

NJT/sg